Business combination (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Business Combination - Schedule of Assets and Liabilities Acquired

The major classes of assets and liabilities acquired by the accounting acquirer, SEALSQ France SAS, are as follows:

SEALSQ Corp
USD'000	As at December 31, 2022
ASSETS
TOTAL ASSETS	—

LIABILITIES
Indebtedness to related parties, current	188
Total current liabilities	188
TOTAL LIABILITIES	188

Commitments and contingent liabilities

SHAREHOLDERS' EQUITY
Common stock	—
USD 0.00 par value
Authorized, issued and outstanding - 100 shares
Additional paid-in capital	—
Accumulated deficit	(188)
Total shareholders’ equity	(188)
TOTAL LIABILITIES AND EQUITY	—